Provision for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Provision for Loan Losses [Abstract]
Schedule of provision for losses
	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$4,238,133	$2,188,174	$6,426,307
Charge-offs
Provisions	17,178,340	38,121,409	55,299,749
Foreign currency translation adjustment	948,603	1,620,031	2,568,634
Provision for loan losses ending balance	$22,365,076	$41,929,614	$64,294,690
Ending balance: individually evaluated for impairment	$22,308,497	$41,886,630	$64,195,127
Ending balance: collectively evaluated for impairment	$56,579	$42,984	$99,563

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$1,053,579	$1,155,129	$2,208,708
Charge-offs	(91,812)	-	(91,812)
Provisions	3,492,322	1,158,565	4,650,887
Foreign currency translation adjustment	(215,956)	(125,520)	(341,476)
Provision for loan losses ending balance	$4,238,133	$2,188,174	$6,426,307
Ending balance: individually evaluated for impairment	$3,728,072	$1,292,699	$5,020,771
Ending balance: collectively evaluated for impairment	$510,061	$895,475	$1,405,536